FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued employee compensation and benefits	$ 120,494	$ 134,093
Customer deposit liability	107,608	118,464
Other	163,266	169,752
Accrued expenses and other current liabilities	$ 391,368	$ 422,309